5. Mineral property interests (Details) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015
Capitalized mineral property acquisition Cost	$ 39,793	$ 37,714
Ann Mason [Member]
Capitalized mineral property acquisition Cost	38,885	36,853
Other [Member]
Capitalized mineral property acquisition Cost	$ 908	$ 861